Debt (Details Narrative One)																															1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 11, 2026 USD ($) $ / shares shares	Mar. 30, 2026 USD ($)	Mar. 19, 2026 USD ($) $ / shares shares	Jan. 27, 2026 USD ($) $ / shares shares	Dec. 15, 2025 USD ($)	Dec. 03, 2025 USD ($)	Oct. 27, 2025 USD ($) $ / shares shares	Oct. 14, 2025 USD ($) Tradingday	Sep. 16, 2025 USD ($) $ / shares	Sep. 12, 2025 USD ($)	Aug. 11, 2025 USD ($) shares	Jul. 23, 2025 USD ($) shares	Jul. 22, 2025 USD ($) shares	Jun. 12, 2025 USD ($)	Apr. 17, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 07, 2025 USD ($)	Jan. 30, 2025 USD ($)	Dec. 12, 2024 USD ($)	Dec. 10, 2024 USD ($)	Sep. 24, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Sep. 20, 2024 USD ($) $ / shares	Sep. 13, 2024 USD ($)	Sep. 05, 2024 USD ($) shares	Jul. 22, 2024 USD ($)	May 31, 2024 USD ($)	May 22, 2024 USD ($)	Mar. 26, 2024 USD ($)	Feb. 05, 2024 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 25, 2026 $ / shares	Jan. 31, 2024 $ / shares	Dec. 14, 2023 $ / shares	Oct. 10, 2022 USD ($)	Dec. 31, 2021 $ / shares
Principal amount																														$ 4,500,000
Repayments of Convertible Debt																																					$ 1,218,000	$ 3,640,000	$ 4,514,664	$ 750,000
Common Stock, Par or Stated Value Per Share | $ / shares																																	$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Gain on extinguishment of liability																																		$ (715,000)	$ (146,000)		$ (715,000)	$ (4,489,000)	$ (4,488,627)	$ (680,762)
Common stock, shares outstanding | shares																																	52,732	269,058			269,058		52,732	4,098
Minimum [Member]
Floor price per share | $ / shares																																								$ 29,200.00
Maximum [Member]
Floor price per share | $ / shares																																								$ 61,000.00
Common Stock [Member]
Stock Issued During Period, Shares, New Issues | shares																																								95
2024 CPBF Convertible Note [Member]
Principal amount																						$ 10,758,775
Interest rate																						15.50%
Maturity date																						Feb. 19, 2027
Debt instrument conversion price per share | $ / shares																						$ 7,780.00
Gain on extinguishment of liability																									$ 6,529,402
Debt instrument, increase in interest rate of an event of default																						20.00%
Exit fee, percentage																						1.00%
Subordinated Secured Promissory Note [Member]
Principal amount																			$ 2,400,000					$ 262,500		$ 788,000
Interest rate																			44.00%					44.00%		42.00%
Maturity date																			Jul. 10, 2025					Mar. 03, 2025		Feb. 05, 2025
Debt instrument, interest rate																								48.00%
Proceeds from debt																			$ 1,782,438					$ 250,000		$ 750,000
Outstanding fees																			120,000					$ 12,500		38,000
Default interest rate																																	5.00%	5.00%			5.00%		5.00%
July Agile Note [Member]
Early prepayment of remaining outstanding balances																			319,500
September Agile Note [Member]
Early prepayment of remaining outstanding balances																			178,063
December Agile Note [Member]
Gain on extinguishment of liability																			$ 1,071,563
Agile Notes [Member]
Interest expense																																		$ 17,000			$ 450,000		$ 2,727,280	$ 100,095
September 1800 Diagonal Note [Member]
Principal amount										$ 151,800											$ 124,200
Interest rate										14.00%											12.00%
Maturity date										Jun. 15, 2026											Jul. 30, 2025
Proceeds from debt										$ 125,000											$ 100,000
Original issue discount										19,800											16,200
Debt instrument unamortized debt issuance costs incurred during the period										$ 7,000											8,000
December 1800 Diagonal Note [Member]
Principal amount						$ 94,000														$ 124,200
Interest rate						14.00%														12.00%
Maturity date						Aug. 30, 2026														Oct. 15, 2025
Proceeds from debt						$ 75,000														$ 100,000
Original issue discount						12,000														16,200
Debt instrument unamortized debt issuance costs incurred during the period						7,000														$ 8,000
February 1800 Diagonal Note [Member]
Principal amount																	$ 124,200
Interest rate																	12.00%
Maturity date																	Dec. 15, 2025
Proceeds from debt																	$ 100,000
Original issue discount																	16,200
Debt instrument unamortized debt issuance costs incurred during the period																	$ 8,000
April 1800 Diagonal Note [Member]
Principal amount															$ 230,000
Interest rate															12.00%
Maturity date															Feb. 15, 2026
Conversion of stock, amount issued							$ 265,100
Proceeds from debt															$ 192,000
Original issue discount															30,000
Debt instrument unamortized debt issuance costs incurred during the period															$ 8,000
July 1800 Diagonal Note [Member]
Principal amount												$ 295,550
Interest rate												12.00%
Maturity date												May 30, 2026
Conversion of stock, amount issued			$ 54,000	$ 331,000
Proceeds from debt												$ 250,000
Original issue discount												38,550
Debt instrument unamortized debt issuance costs incurred during the period												7,000
November and September 1800 Diagonal Note [Member]
Conversion of stock, amount issued	$ 136,000
Boot Capital [Member]
Principal amount						$ 115,000
Interest rate						14.00%
Maturity date						Aug. 30, 2026
Debt instrument, convertible, terms of conversion feature																																					The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.		The Boot Capital Note becomes convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the note being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Proceeds from debt						$ 100,000
Original issue discount						$ 15,000
CPBF Lending LLC [Member]
Debt Instrument, covenant compliance description																																					For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.			For all respective periods presented, the Company was not in compliance with the Minimum Gross Profit Margin covenant in section 7.14.1 of the Loan Agreement, the Minimum ARR Growth covenant in section 7.14.2 of the Loan Agreement, and the Fixed Charge Coverage Ratio covenant in section 7.14.3 of the Loan Agreement. As a result of the Company’s noncompliance with the financial covenants, the entire principal amount and all unpaid and accrued interest will be classified as current on the Company’s consolidated balance sheets.
Conversion of stock, amount issued																															$ 216,284		$ 165,461
Proceeds from issuance of private placement																					4,600,000
Debt Conversion, Original Debt, Amount																						$ 2,000,000
CPBF Lending LLC [Member] | Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																						131
CPBF Lending LLC [Member] | Warrant [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																						283
CPBF Lending LLC [Member] | Prefunded Warrants [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																						153
CPBF Lending LLC [Member] | Term Note [Member]
Interest rate																																													14.00%
Paid in kind interest																																													1.50%
CPBF Lending LLC [Member] | Convertible Debt [Member]
Debt instrument conversion price per share | $ / shares																																		$ 500.00			$ 500.00								$ 13,364.00
Paid in kind interest																																													15.50%
CPBF Lending LLC [Member] | First Amendment Convertible Note [Member]
Principal amount																																												$ 321,345
CPBF Lending LLC [Member] | Medium-Term Note [Member]
Debt instrument, interest rate																																								16.00%
CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Principal amount																																	$ 2,840,677						$ 2,840,677
Proceeds from issuance of debt																					$ 3,000,000
Debt instrument, interest rate																																	15.40%	15.40%			15.40%		15.40%
Percentage of capital stock issued																					20.00%
Lending [Member] | 2024 CPBF Convertible Note [Member]
Interest expense																																		$ 194,000			$ 396,000		$ 1,177,033	$ 368,525
Yorkville Promissory Notes [Member]
Debt instrument, annual principal payment																		$ 3,640,000
Redemption premium amount																		140,000
Debt Instrument, Issued, Principal																		$ 3,500,000
September 2025 Yorkville Note [Member]
Principal amount									$ 2,000,000
Proceeds from issuance of debt									$ 890,000
Interest rate									50.00%
Debt instrument, interest rate, original issue percentage									10.00%
Debt instrument payment rate percentage									50.00%
Repayments of long-term debt									$ 1,000,000
Maturity date									Mar. 16, 2026
Repayments of Convertible Debt									$ 500,000
Convertible promissory note, payment premium percentage									4.00%
Investment Interest Rate									6.00%
Debt Instrument, Interest Rate, Increase (Decrease)									18.00%
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Debt instrument conversion price per share | $ / shares									$ 500.00
Minimum redemption notice period									10 days
Loan agreement with cpbf Lending Llc [Member] | Convertible Debt [Member]
Debt instrument, interest rate																																								16.00%
Interest expense																																								$ 350,430
Interest expense debt																																								325,818
Interest expense debt																																								24,612
Loan agreement with cpbf Lending Llc [Member] | Medium-Term Note [Member]
Interest expense																																								851,175
Interest expense debt																																								772,550
Interest expense debt																																								$ 78,625
March Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Principal amount																$ 4,000,000																				$ 4,000,000
Repayment of debt																$ 1,756,000																				$ 1,755,895
Interest rate																44.00%																			44.00%	44.00%		44.00%
Maturity date																Nov. 12, 2025																				Nov. 12, 2025
Gain on extinguishment of liability					$ 632,837
Proceeds from debt																$ 2,044,000																				$ 2,044,105
June Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Principal amount														$ 262,500
Interest rate														48.00%
Maturity date														Dec. 15, 2025
Gain on extinguishment of liability																																				1,769,895
Proceeds from debt														$ 250,000
Outstanding fees														$ 12,500		$ 200,000																			$ 200,000	$ 200,000		$ 200,000
March Two Thousand Twenty Six Agile Note [Member] | Subordinated Secured Promissory Note [Member]
Principal amount		$ 90,000
Interest rate		44.00%
Maturity date		Oct. 27, 2026
Proceeds from debt		$ 85,000
Outstanding fees		$ 5,000
Reverse Stock Split [Member] | CPBF Lending LLC [Member] | Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																						131
Reverse Stock Split [Member] | CPBF Lending LLC [Member] | Warrant [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																						284
Reverse Stock Split [Member] | CPBF Lending LLC [Member] | Prefunded Warrants [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares																						152
Reverse Stock Split [Member] | CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Principal amount																																	$ 2,840,000						$ 2,840,000
Common Class A [Member]
Common stock, shares outstanding | shares																																	51,576	265,672			265,672		51,576	2,942
Common Class A [Member] | September 1800 Diagonal Note [Member]
Debt instrument, fair value disclosure												$ 17,000
Conversion of stock, shares converted | shares												35
Conversion of stock, amount issued												$ 17,388
Common Class A [Member] | December 1800 Diagonal Note [Member]
Debt instrument, fair value disclosure													$ 58,000
Conversion of stock, shares converted | shares													100
Conversion of stock, amount issued													$ 52,164
Common Class A [Member] | February 1800 Diagonal Note [Member]
Debt instrument, fair value disclosure											$ 80,700
Conversion of stock, shares converted | shares											164
Conversion of stock, amount issued											$ 69,552
Common Class A [Member] | April 1800 Diagonal Note [Member]
Stock Issued During Period, Shares, New Issues | shares							702
Common Class A [Member] | April 1800 Diagonal Note [Member] | Minimum [Member]
Shares Issued, Price Per Share | $ / shares							$ 338.00
Common Class A [Member] | April 1800 Diagonal Note [Member] | Maximum [Member]
Shares Issued, Price Per Share | $ / shares							$ 412.00
Common Class A [Member] | CPBF Lending LLC [Member]
Percentage of owned, related party																									16.00%
Stock Issued During Period, Shares, New Issues | shares																									35								314
Stock Issued During Period, Shares, Other | shares																															556
Shares Issued, Price Per Share | $ / shares																															$ 7,780.00
Common Class A [Member] | CPBF Lending LLC [Member] | Minimum [Member]
Shares Issued, Price Per Share | $ / shares																																	$ 542.00						$ 542.00
Common Class A [Member] | CPBF Lending LLC [Member] | Maximum [Member]
Shares Issued, Price Per Share | $ / shares																																	$ 550.00						550.00
Common Class A [Member] | Reverse Stock Split [Member]
Common stock, shares outstanding | shares																																		265,672			265,672
Common Class A [Member] | Reverse Stock Split [Member] | September 1800 Diagonal Note [Member]
Conversion of stock, shares converted | shares												35
Common Class A [Member] | Reverse Stock Split [Member] | December 1800 Diagonal Note [Member]
Conversion of stock, shares converted | shares													100
Common Class A [Member] | Reverse Stock Split [Member] | February 1800 Diagonal Note [Member]
Conversion of stock, shares converted | shares											164
Common Class A [Member] | Reverse Stock Split [Member] | April 1800 Diagonal Note [Member]
Stock Issued During Period, Shares, New Issues | shares							702
Common Class A [Member] | Reverse Stock Split [Member] | April 1800 Diagonal Note [Member] | Minimum [Member]
Shares Issued, Price Per Share | $ / shares							$ 338.00
Common Class A [Member] | Reverse Stock Split [Member] | April 1800 Diagonal Note [Member] | Maximum [Member]
Shares Issued, Price Per Share | $ / shares							$ 412.00
Common Class A [Member] | Reverse Stock Split [Member] | July 1800 Diagonal Note [Member]
Stock Issued During Period, Shares, New Issues | shares			377	2,005
Shares Issued, Price Per Share | $ / shares			$ 147.45
Common Class A [Member] | Reverse Stock Split [Member] | July 1800 Diagonal Note [Member] | Minimum [Member]
Shares Issued, Price Per Share | $ / shares				$ 165.00
Common Class A [Member] | Reverse Stock Split [Member] | July 1800 Diagonal Note [Member] | Maximum [Member]
Shares Issued, Price Per Share | $ / shares				$ 180.00
Common Class A [Member] | Reverse Stock Split [Member] | November and September 1800 Diagonal Note [Member]
Stock Issued During Period, Shares, New Issues | shares	4
Common Class A [Member] | Reverse Stock Split [Member] | November and September 1800 Diagonal Note [Member] | Minimum [Member]
Shares Issued, Price Per Share | $ / shares	$ 33.03
Common Class A [Member] | Reverse Stock Split [Member] | November and September 1800 Diagonal Note [Member] | Maximum [Member]
Shares Issued, Price Per Share | $ / shares	$ 45.20
Common Class A [Member] | Reverse Stock Split [Member] | CPBF Lending LLC [Member]
Stock Issued During Period, Shares, New Issues | shares																																	314
Stock Issued During Period, Shares, Other | shares																															28
Common Class A [Member] | Reverse Stock Split [Member] | CPBF Lending LLC [Member] | Minimum [Member]
Shares Issued, Price Per Share | $ / shares																																	$ 542.00						542.00
Common Class A [Member] | Reverse Stock Split [Member] | CPBF Lending LLC [Member] | Maximum [Member]
Shares Issued, Price Per Share | $ / shares																																	$ 550.00						$ 550.00
Common Class A [Member] | Reverse Stock Split [Member] | March Agile Note [Member] | Minimum [Member]
Debt instrument conversion price per share | $ / shares																																									$ 29.50
Common Class A [Member] | Reverse Stock Split [Member] | March Agile Note [Member] | Maximum [Member]
Debt instrument conversion price per share | $ / shares																																									$ 236.00
Common Class B [Member]
Common stock, shares outstanding | shares																																	1,156	3,386			3,386		1,156	1,156
Common Class B [Member] | CPBF Lending LLC [Member]
Stock Issued During Period, Shares, New Issues | shares																						1,156
Common Class B [Member] | Reverse Stock Split [Member]
Common stock, shares outstanding | shares																																		3,386			3,386
Common Class B [Member] | Reverse Stock Split [Member] | CPBF Lending LLC [Member] | Chief Executive Officer [Member]
Common stock, shares outstanding | shares																						1,156
Amended Debt Repayment Agreement [Member]
Principal amount																												$ 750,000
Repayment of debt																												75,000
Debt instrument, annual principal payment																											$ 750,000
Proceeds from issuance of debt																												75,000
Debt instrument, unamortized premium																												110,040
Redemption premium amount																												75,000
Debt instrument, fair value disclosure																												115,800
Aggregate principal amount																												750,000
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
Repayment of debt																												$ 75,000
Proceeds from issuance of debt																											75,000
Debt instrument, unamortized premium																											110,000
Redemption premium amount																											75,000
Debt instrument, fair value disclosure																											$ 116,000
Floor Price Reduction Agreement [Member]
Repayment of debt																							$ 700,000
Debt instrument reduction amount																							$ 700,000
Floor price per share | $ / shares																							$ 4,000.00
Yorkville Standby Equity Purchase Agreement [Member]
Principal amount																													$ 1,500,000	1,000,000
Proceeds from issuance of debt																													$ 1,250,000	$ 900,000
Maximum floor price | $ / shares																																										$ 4,000.00	$ 200,000.00
Floor price | $ / shares																																										588.00
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Note [Member]
Principal amount																																								$ 750,000
Yorkville Standby Equity Purchase Agreement [Member] | Reverse Stock Split [Member]
Maximum floor price | $ / shares																																										4,000.00	200,000.00
Floor price | $ / shares																																										$ 588.00
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																																											0.0001
Shares Issued, Price Per Share | $ / shares																																											50,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | March Yorkville Promissory Note [Member]
Conversion of stock, shares converted | shares																																								75
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member]
Shares Issued, Price Per Share | $ / shares																																											1,000,000.00
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Reverse Stock Split [Member] | March Yorkville Promissory Note [Member]
Conversion of stock, shares converted | shares																																								75
Yorkville Standby Equity Purchase Agreement [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share | $ / shares																																											$ 0.0001
Side Letter to the Loan Agreement [Member] | 2024 CPBF Convertible Note [Member]
Debt instrument, convertible, terms of conversion feature																																On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”).
Side Letter to the Loan Agreement [Member] | CPBF Lending LLC [Member] | 2024 CPBF Convertible Note [Member]
Debt instrument, convertible, terms of conversion feature																																On September 5, 2024, the Company entered into a side letter to the loan agreement with CP BF whereby the Company agreed to consolidate the Term Note, CP BF Convertible Note and First Amendment Convertible Note (combined the “Old CP BF Notes”) into a single convertible note (the “2024 CP BF Convertible Note”).
CPBF Securities Purchase Agreement [Member]
Outstanding principal amount																						$ 2,000,000.0
CP BF Letter Agreement [Member]
Minimum redemption notice period								60 days
Debt instrument, convertible, terms of conversion feature								The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $500.00. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2.0 million against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10.0 million in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.
Debt instrument, periodic payment								$ 2,000,000
Net proceeds from issuance of shares								$ 10,000,000
Percentage of converted shares register in SEC								100.00%
Thresold trading days | Tradingday								60
CP BF Letter Agreement [Member] | Minimum [Member]
Debt instrument, periodic payment								$ 2,000,000
CP BF Letter Agreement [Member] | Common Class A [Member]
Debt instrument, convertible, terms of conversion feature								The CP BF Letter Agreement amended the Conversion Price, as defined, to ninety-five percent (95%) of the price of the Class A Common Stock on the trading day immediately preceding delivery of any Conversion Notice, subject to a floor price of $500.00. The CP BF Letter Agreement included an amendment that CP BF shall take commercially reasonable actions to partially convert the balance outstanding under the Note as of the CP BF Letter Agreement date (the “Balance”) into shares of the Company’s Class A Common Stock at the new conversion price. The CP BF Letter Agreement limits the amount of shares that CP BF can sell or convert to five percent (5%) of the aggregate daily trading volume however the Company has the right waive or increase such limitation at its discretion. The CP BF Letter Agreement also stipulates that between the time that the Company pays down at least $2,000,000 against the Balance until the earlier of (a) 60 days following the date of the CP BF Letter Agreement and (b) receipt of $10,000,000 in gross proceeds from the sale of Company securities, the Company will no longer be required to prepay a certain percentage of other proceeds received from securities offerings to CP BF, as stipulated in the Loan Agreement.
Percentage of conversion price								120.00%
Percentage of aggregate daily trading volume limit to sell or convert amount of shares								5.00%
CP BF Letter Agreement [Member] | Common Class A [Member] | Minimum [Member]
Percentage of conversion price								95.00%
Subordinated Business Loan and Security Agreement [Member]
Principal amount																										$ 787,500
Debt instrument, interest rate																										42.00%
Proceeds from debt																										$ 750,000
Agent fees																										$ 37,500